Supplementary information, Analysis of Revenue by Product (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Revenue by product [Abstract]
Revenue before deferred revenue haircut		$ 3,001.6	$ 3,355.2
Deferred revenue haircut		(0.6)	(6.8)
Total Revenue	$ 2,899.9	3,001.0	3,348.4
Licence [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut		646.5	800.0
Deferred revenue haircut		0.0	0.0
Total Revenue	688.6	646.5	800.0
Maintenance [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut		1,921.2	2,057.6
Deferred revenue haircut		(0.4)	(6.0)
Total Revenue	1,791.7	1,920.8	2,051.6
SaaS & Other Recurring [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut		245.5	279.7
Deferred revenue haircut		(0.2)	(0.8)
Total Revenue	239.8	245.3	278.9
Consulting [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut		188.4	217.9
Deferred revenue haircut		0.0	0.0
Total Revenue	179.8	188.4	217.9
AMC [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	481.5	470.3	508.7
AMC [Member] | Licence [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	155.3	138.6	170.9
AMC [Member] | Maintenance [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	315.9	321.6	326.1
AMC [Member] | SaaS & Other Recurring [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	0.0	0.0	0.0
AMC [Member] | Consulting [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	10.3	10.1	11.7
ADM [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	612.1	631.0	721.7
ADM [Member] | Licence [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	106.1	102.0	130.3
ADM [Member] | Maintenance [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	408.5	439.2	485.4
ADM [Member] | SaaS & Other Recurring [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	78.9	73.9	87.8
ADM [Member] | Consulting [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	18.6	15.9	18.2
ITOM [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	791.1	853.0	1,021.8
ITOM [Member] | Licence [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	172.7	175.1	237.5
ITOM [Member] | Maintenance [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	507.8	559.4	645.8
ITOM [Member] | SaaS & Other Recurring [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	4.3	4.6	11.0
ITOM [Member] | Consulting [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	106.3	113.9	127.5
Cyber Res [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	623.8	646.1	681.3
Cyber Res [Member] | Licence [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	174.5	162.6	185.7
Cyber Res [Member] | Maintenance [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	383.9	416.8	416.7
Cyber Res [Member] | SaaS & Other Recurring [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	36.3	33.6	35.0
Cyber Res [Member] | Consulting [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	29.1	33.1	43.9
IM&G [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	391.4	401.2	421.7
IM&G [Member] | Licence [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	80.0	68.2	75.6
IM&G [Member] | Maintenance [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	175.6	184.2	183.6
IM&G [Member] | SaaS & Other Recurring [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	120.3	133.4	145.9
IM&G [Member] | Consulting [Member]
Revenue by product [Abstract]
Revenue before deferred revenue haircut	$ 15.5	$ 15.4	$ 16.6